Quarterly Holdings Report
for
Fidelity® Investment Grade Bond ETF
May 31, 2022
FIE-NPRT3-0722
1.9900959.101

Schedule of Investments May 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 39.3%
		Principal Amount(a)	Value
COMMUNICATION SERVICES – 4.0%
Diversified Telecommunication Services – 1.5%
AT&T, Inc. 4.30% 2/15/30		$ 68,000	$68,562
Verizon Communications, Inc. 3.15% 3/22/30		36,000	33,583
			102,145
Entertainment – 0.4%
Magallanes, Inc.:
3.428% 3/15/24 (b)		5,000	4,969
3.638% 3/15/25 (b)		3,000	2,962
3.755% 3/15/27 (b)		6,000	5,824
4.054% 3/15/29 (b)		2,000	1,916
4.279% 3/15/32 (b)		3,000	2,804
5.05% 3/15/42 (b)		3,000	2,712
5.141% 3/15/52 (b)		2,000	1,789
			22,976
Media – 1.3%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.80% 4/1/31		74,000	61,856
Time Warner Cable, Inc. 5.50% 9/1/41		30,000	27,947
			89,803
Wireless Telecommunication Services – 0.8%
T-Mobile USA, Inc. 4.50% 4/15/50		60,000	55,807
TOTAL COMMUNICATION SERVICES	270,731
CONSUMER DISCRETIONARY – 2.1%
Automobiles – 0.5%
General Motors Financial Co., Inc. 4.00% 1/15/25		36,000	36,095
Household Durables – 1.0%
Lennar Corp. 4.75% 11/29/27		66,000	66,363
Specialty Retail – 0.6%
Lowe's Cos, Inc.:
3.35% 4/1/27		2,000	1,962
3.75% 4/1/32		2,000	1,907
4.25% 4/1/52		10,000	9,098
4.45% 4/1/62		10,000	9,039
Tapestry, Inc. 3.05% 3/15/32		18,000	15,248
			37,254
TOTAL CONSUMER DISCRETIONARY	139,712

		Principal Amount(a)	Value
CONSUMER STAPLES – 2.3%
Beverages – 0.9%
Anheuser-Busch InBev Worldwide, Inc. 5.45% 1/23/39		$ 60,000	$ 64,034
Food & Staples Retailing – 0.8%
Sysco Corp. 6.60% 4/1/50		46,000	56,142
Food Products – 0.6%
JBS U.S.A. Lux SA / JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (b)		5,000	5,161
JBS U.S.A. Lux SA / JBS U.S.A. Food Co. / JBS U.S.A. Finance, Inc. 5.50% 1/15/30 (b)		35,000	33,950
			39,111
TOTAL CONSUMER STAPLES	159,287
ENERGY – 2.8%
Oil, Gas & Consumable Fuels – 2.8%
Cenovus Energy, Inc. 4.25% 4/15/27		30,000	30,082
Energy Transfer LP 4.95% 6/15/28		30,000	30,424
Hess Corp. 4.30% 4/1/27		37,000	36,918
MPLX LP 4.80% 2/15/29		30,000	30,416
Petroleos Mexicanos 7.69% 1/23/50		76,000	58,900
TOTAL ENERGY	186,740
FINANCIALS – 17.8%
Banks – 10.1%
Bank of America Corp.:
2.299% 7/21/32 (c)		5,000	4,203
4.183% 11/25/27		128,000	127,076
Citigroup, Inc. 4.45% 9/29/27		110,000	110,292
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)		200,000	201,458
JPMorgan Chase & Co. 4.493% 3/24/31 (c)		52,000	52,507
Royal Bank of Scotland Group PLC 3.073% 5/22/28 (c)		200,000	186,362
			681,898
Capital Markets – 2.1%
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)		4,000	3,360
3.80% 3/15/30		58,000	55,368

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
		Principal Amount(a)	Value
FINANCIALS – continued
Capital Markets – continued
Morgan Stanley 3 month U.S. LIBOR + 1.628% 4.431% 1/23/30 (c)(d)		$ 82,000	$ 82,462
			141,190
Consumer Finance – 1.7%
Ally Financial, Inc.:
2.20% 11/2/28		11,000	9,347
8.00% 11/1/31		24,000	28,187
Capital One Financial Corp.:
2.359% 7/29/32 (c)		16,000	12,685
3.80% 1/31/28		68,000	65,844
			116,063
Diversified Financial Services – 3.4%
Ares Capital Corp. 3.875% 1/15/26		66,000	63,118
Avolon Holdings Funding Ltd. 3.95% 7/1/24 (b)		68,000	66,474
Deutsche Bank AG 4.10% 1/13/26		100,000	99,087
			228,679
Insurance – 0.5%
Corebridge Financial, Inc.:
3.85% 4/5/29 (b)		3,000	2,879
3.90% 4/5/32 (b)		3,000	2,850
4.35% 4/5/42 (b)		2,000	1,816
4.40% 4/5/52 (b)		2,000	1,790
Unum Group 4.00% 6/15/29		26,000	25,172
			34,507
TOTAL FINANCIALS	1,202,337
HEALTH CARE – 2.7%
Health Care Providers & Services – 2.3%
Centene Corp.:
2.45% 7/15/28		13,000	11,673
2.625% 8/1/31		5,000	4,275
4.625% 12/15/29		68,000	67,017
Cigna Corp. 4.80% 8/15/38		60,000	60,733
Humana, Inc. 3.70% 3/23/29		3,000	2,931
Sabra Health Care LP 3.20% 12/1/31		12,000	9,891
			156,520
Pharmaceuticals – 0.4%
Viatris, Inc. 2.70% 6/22/30		36,000	30,103
TOTAL HEALTH CARE	186,623

		Principal Amount(a)	Value
INDUSTRIALS – 0.9%
Aerospace & Defense – 0.9%
The Boeing Co. 5.15% 5/1/30		$ 60,000	$ 59,651
INFORMATION TECHNOLOGY – 1.9%
Semiconductors & Semiconductor Equipment – 0.9%
Broadcom, Inc. 2.45% 2/15/31 (b)		36,000	29,840
Marvell Technology, Inc. 2.95% 4/15/31		38,000	32,708
			62,548
Software – 0.5%
Oracle Corp. 3.60% 4/1/40		38,000	29,517
VMware, Inc. 1.40% 8/15/26		7,000	6,275
			35,792
Technology Hardware, Storage & Peripherals – 0.5%
Dell International LLC / EMC Corp. 6.20% 7/15/30		30,000	32,170
TOTAL INFORMATION TECHNOLOGY	130,510
REAL ESTATE – 3.3%
Equity Real Estate Investment Trusts (REITs) – 2.5%
American Homes 4 Rent LP:
2.375% 7/15/31		1,000	827
3.375% 7/15/51		2,000	1,456
3.625% 4/15/32		3,000	2,737
4.30% 4/15/52		2,000	1,708
Brixmor Operating Partnership LP 4.05% 7/1/30		26,000	24,433
Invitation Homes Operating Partnership LP 2.00% 8/15/31		14,000	11,233
Kite Realty Group Trust 4.75% 9/15/30		38,000	37,121
Lexington Realty Trust 2.70% 9/15/30		30,000	25,376
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		5,000	3,968
3.625% 10/1/29		38,000	33,423
Piedmont Operating Partnership LP 2.75% 4/1/32		2,000	1,612
Sun Communities Operating LP:
2.30% 11/1/28		2,000	1,753
2.70% 7/15/31		8,000	6,763
VICI Properties LP:
4.375% 5/15/25		2,000	1,989
4.75% 2/15/28		7,000	6,925
4.95% 2/15/30		7,000	6,881

Quarterly Report	3

Nonconvertible Bonds – continued
		Principal Amount(a)	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Vornado Realty LP:
2.15% 6/1/26		$ 1,000	$912
3.40% 6/1/31		3,000	2,622
			171,739
Real Estate Management & Development – 0.8%
CBRE Services, Inc. 2.50% 4/1/31		8,000	6,732
Corporate Office Properties LP 2.75% 4/15/31		2,000	1,681
Tanger Properties LP:
2.75% 9/1/31		6,000	4,878
3.875% 7/15/27		38,000	36,836
			50,127
TOTAL REAL ESTATE	221,866
UTILITIES – 1.5%
Electric Utilities – 1.0%
Cleco Corporate Holdings LLC 3.743% 5/1/26		30,000	29,320
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)		38,000	32,092
2.775% 1/7/32 (b)		6,000	5,049
			66,461
Independent Power and Renewable Electricity Producers – 0.5%
The AES Corp.:
2.45% 1/15/31		3,000	2,497
3.95% 7/15/30 (b)		38,000	35,253
			37,750
TOTAL UTILITIES	104,211
TOTAL NONCONVERTIBLE BONDS (Cost $3,033,939)	2,661,668
U.S. Treasury Obligations – 32.7%

U.S. Treasury Bonds:
1.25% 8/15/31		52,600	45,785
1.875% 2/28/27		37,600	36,020
2.25% 5/15/41		22,600	19,227
2.375% 5/15/51		666,000	571,745
U.S. Treasury Notes:
0.125% 2/28/23		400,000	394,672
0.50% 2/28/26		172,000	157,904
0.875% 11/15/30		187,600	160,024
1.125% 2/15/31		208,600	181,066
1.25% 12/31/26 to 4/30/28		382,600	354,904
1.50% 1/31/27		270,000	254,306

		Principal Amount(a)	Value
2.25% 2/15/52		$ 44,000	$ 36,802
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,425,497)	2,212,455
U.S. Government Agency - Mortgage Securities – 11.9%

Fannie Mae – 3.8%
2.00% 4/1/51 to 1/1/52		96,577	86,041
2.50% 2/1/51		42,942	40,019
3.50% 11/1/45		110,327	109,945
2.00% 10/1/51		24,856	22,106
TOTAL FANNIE MAE	258,111
Freddie Mac – 1.0%
3.00% 2/1/50		72,516	69,877
Ginnie Mae – 3.4%
2.00% 7/21/52 (e)		50,000	45,414
2.50% 7/1/52 (e)		50,000	46,796
3.00% 6/1/40 (e)		25,000	24,117
3.00% 11/20/50		29,275	28,381
3.50% 11/20/50		33,796	33,655
3.50% 6/1/52 (e)		50,000	49,531
TOTAL GINNIE MAE	227,894
Uniform Mortgage Backed Securities – 3.7%
3.50% 1/1/50 to 3/1/52		25,518	25,229
1.50% 6/16/37 (e)		100,000	92,336
2.00% 6/1/52 to 7/1/52 (e)		75,000	66,512
2.50% 6/1/52 (e)(f)		25,000	23,006
2.50% 7/1/52 (e)		50,000	45,934
TOTAL UNIFORM MORTGAGE BACKED SECURITIES	253,017
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $839,725)	808,899
Asset-Backed Securities – 8.2%

Cedar Funding Ltd. 3 month CME Term SOFR + 1.32% 2.033% 4/20/35 (b)(c)(d)		100,000	96,812
CF Hippolyta LLC Series 2021-1A, Class A1 1.53% 3/15/61 (b)		96,450	86,949
Eaton Vance CLO 2020-2 Ltd. 1 month U.S. LIBOR + 1.150% 2.194% 1/15/35 (b)(c)(d)		100,000	97,124
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Asset-Backed Securities – continued
		Principal Amount(a)	Value
Flatiron CLO Ltd. Series 2020-1A, Class A 3 month U.S. LIBOR + 1.300% 2.778% 11/20/33 (b)(c)(d)		$ 100,000	$ 97,739
Thunderbolt II Aircraft Lease Ltd. Series 2018-A, Class A 4.147% 9/15/38 (b)		200,850	175,452
TOTAL ASSET-BACKED SECURITIES (Cost $596,679)	554,076
Collateralized Mortgage Obligations – 7.4%

PRIVATE SPONSOR – 7.4%
BPR Trust Series 2022-OANA, Class A 1 month CME Term SOFR + 1.18% 2.68% 4/15/37 (b)(c)(d)		15,000	14,604
BX Commercial Mortgage Trust Series 2021-PAC, Class B 1 month U.S. LIBOR + 0.898% 1.774% 10/15/36 (b)(c)(d)		100,000	94,433
BX Trust 2022-IND:
1 month CME Term SOFR + 1.49% 2.287% 4/15/37 (b)(c)(d)		10,000	9,788
1 month CME Term SOFR + 1.49% 2.736% 4/15/37 (b)(c)(d)		10,000	9,747
Extended Stay America Trust 2021-ESH 1 month U.S. LIBOR + 2.250% 3.125% 7/15/38 (b)(c)(d)		99,388	96,154
GS Mortgage Securities Corportation Trust 2021-IP 1 month U.S. LIBOR + 1.550% 2.425% 10/15/36 (b)(c)(d)		100,000	94,027
Life 2021-BMR Mortgage Trust Series 2021-BMR, Class E 1 month U.S. LIBOR + 1.750% 2.625% 3/15/38 (b)(c)(d)		98,297	91,741

		Principal Amount(a)	Value

SREIT Trust 2021-MFP 1 month U.S. LIBOR + 1.578% 2.453% 11/15/38 (b)(c)(d)		$ 100,000	$ 94,330
TOTAL PRIVATE SPONSOR	504,824
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $531,777)	504,824

Money Market Fund – 5.4%
		Shares
Fidelity Cash Central Fund, 0.82% (g) (Cost $364,081)		364,009	364,082
TOTAL INVESTMENT IN SECURITIES – 104.9% (Cost $7,791,698)	7,106,004
NET OTHER ASSETS (LIABILITIES) – (4.9%)	(334,941)
NET ASSETS – 100.0%	$ 6,771,063

Legend
(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,500,488 or 22.2% of net assets.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	A portion of the security sold on a delayed delivery basis.
(g)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.82%	$934,371	$1,310,384	$1,880,673	$712	$—	$—	$364,082	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Quarterly Report	5

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations and U.S. Government Agency - Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
6	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	7

8	Quarterly Report